Commitment and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

14 Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of December 31, 2023 please refer to a section headed “leases” set forth in the Notes to the Consolidated Financial Statements.

As of December 31, 2022 and 2023, the Company did not have any capital commitments.